Principal Accounting Policies (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) agreement	Dec. 31, 2014 CNY (¥) agreement	Dec. 31, 2015 CNY (¥)
Restricted cash
Restricted cash, current	$ 338,484	¥ 2,628,847	¥ 2,192,634
Restricted cash, non-current	$ 185,248		1,200,000
Total		¥ 2,628,800	3,392,600
Number of other lien arrangements | agreement	0	0
Guarantee deposit for consulting fee payments due to Blizzard
Restricted cash
Restricted cash, current		¥ 40,000
Escrow account deposit for sales and marketing activities of Blizzard's licensed games
Restricted cash
Restricted cash, current		276,100	184,300
Customer deposit of Wangyibao accounts | Wangyibao
Restricted cash
Restricted cash, current		599,300	759,600
Pledge deposits for short-term bank borrowings
Restricted cash
Restricted cash, current		1,703,400	1,227,600
Restricted cash, non-current			1,200,000
Others
Restricted cash
Restricted cash, current		¥ 10,000	¥ 21,100